Cover	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Document Period End Date	Aug. 05, 2026
Entity File Number	001-38306
Entity Registrant Name	Ensysce Biosciences, Inc.
Entity Central Index Key	0001716947
Entity Tax Identification Number	82-2755287
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7946 Ivanhoe Avenue
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	263-4196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ENSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false